Taxes - Tax loss (Details) - CHF (SFr)	Jul. 18, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred taxes
Unrecorded tax losses carry forwards		SFr 206,534,151	SFr 183,370,289	SFr 189,517,835
Tax losses renewed	SFr 138,115,931
Not later than one year
Deferred taxes
Unrecorded tax losses carry forwards		3,540,541	1,224,210	15,982,220
Later than one year and not later than two years
Deferred taxes
Unrecorded tax losses carry forwards		141,425,567	3,540,541	1,224,210
Later than two years and not later than three years
Deferred taxes
Unrecorded tax losses carry forwards		290,949	141,425,567	3,540,541
Later than three years and not later than four years
Deferred taxes
Unrecorded tax losses carry forwards		3,586,490	290,949	141,425,567
Later than four years and not later than five years
Deferred taxes
Unrecorded tax losses carry forwards		23,467,840	3,586,490	290,949
Later than five years and not later than six years
Deferred taxes
Unrecorded tax losses carry forwards		9,831,196	23,467,858	3,586,490
Later than six years and not later than seven years
Deferred taxes
Unrecorded tax losses carry forwards		SFr 24,391,568	SFr 9,834,674	SFr 23,467,858